Victory Sophus Emerging Markets Fund (formerly Victory RS Emerging Markets Fund)
Victory Sophus Emerging Markets Fund (formerly Victory RS Emerging Markets Fund)
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 199 of the Fund’s Prospectus and the “Waivers of Certain Sales Loads” section on page 43 of the Fund’s Statement of Additional Information.

Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees - Victory Sophus Emerging Markets Fund (formerly Victory RS Emerging Markets Fund)	Class A	Class C		Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	1.00%	[1]	none	none	none
[1]	Deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
Annual Fund Operating Expenses - Victory Sophus Emerging Markets Fund (formerly Victory RS Emerging Markets Fund)		Class A	Class C	Class R	Class R6	Class Y
Management Fees		1.00%	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses	[1]	0.31%	0.36%	0.36%	0.18%	0.28%
Total Annual Fund Operating Expenses		1.56%	2.36%	1.86%	1.18%	1.28%
Fee Waiver/Expense Reimbursement	[2]	none	none	none	(0.02%)	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.56%	2.36%	1.86%	1.16%	1.28%
[1]	"Other Expenses" reflect historical contractual expenses of the Fund's predecessor fund, adjusted to reflect estimated expenses for the current fiscal year. Other Expenses for Class R6 shares are estimated for the current fiscal year.
[2]	Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 29, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.65%, 2.45%, 1.96%, 1.16% and 1.32% of the Fund's Class A, Class C, Class R, Class R6 and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement noted in the Annual Fund Operating Expenses table for the first two years.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Victory Sophus Emerging Markets Fund (formerly Victory RS Emerging Markets Fund) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	725	1,039	1,376	2,325
Class C	339	736	1,260	2,696
Class R	189	585	1,006	2,180
Class R6	118	371	645	1,428
Class Y	130	406	702	1,545

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Victory Sophus Emerging Markets Fund (formerly Victory RS Emerging Markets Fund) | Class C | USD ($)	239	736	1,260	2,696

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 111% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in securities of emerging market companies, which may include common stocks, preferred stocks, or other securities convertible into common stock.

The Fund generally defines an emerging market country as one that is included in the MSCI emerging market indices or the MSCI frontier market indices, or whose economy or markets are classified by the International Finance Corporation and the World Bank to be emerging or developing, as well as any country classified by the United Nations as developing or any country that has economies, industries, and stock markets with similar characteristics. The Fund defines an emerging market company as a company (1) that is organized under the laws of, or has its principal office in, an emerging market country; (2) that derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or (3) for which the principal securities market is located in an emerging market country.

The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies that the it believes can sustain above-average earnings growth relative to their peers. Valuation is an integral part of the process. Fundamental, bottom-up research focuses on companies that rank highly within the quantitative screen, with particular emphasis placed on a company’s earnings growth, business strategy, value creation, competitive position, management quality, market position, and political and economic backdrop. The Adviser monitors market and sovereign risk as part of the overall investment process.

The Fund may also invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund’s investments are subject to the following principal risks:

•          Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

•          Foreign Securities Risk

Foreign securities (including ADRs and other depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

•          Management Risk

An investment team’s investment process may produce incorrect judgments about the value a particular asset and may not produce the desired results.

•          Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

•          Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems. These risks are generally greater for investments in frontier market countries, which typically have smaller economies or less developed capital markets than traditional emerging market countries.

•          Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

•          Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

•          Cash Position Risk

To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

•          Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

•          Overweighting Risk

Overweighting investments in companies relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its benchmark.

•          Underweighting Risk

When the Fund underweights its investment in companies relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund’s benchmark.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.766.3863.

The performance information for the Fund’s Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Emerging Markets Fund, a series of Victory Funds (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The predecessor fund’s investment strategy and investment team changed on March 1, 2013. The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund. Past performance information is not presented for Class R6 shares as the share class does not yet have a full calendar year of performance history.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter Second Quarter 2009 44.06% Worst Quarter Fourth Quarter 2008 -29.41%
Average Annual Total Returns (PERIODS ENDED 12/31/15)
Average Annual Returns - Victory Sophus Emerging Markets Fund (formerly Victory RS Emerging Markets Fund)	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class A	(17.08%)	(7.37%)	3.00%	5.92%		May 01, 1997
Class C	(14.52%)	(7.20%)	2.71%	6.30%		Aug. 07, 2000
Class R	(13.23%)	(6.76%)	3.15%	8.72%		May 15, 2001
Class Y	(12.73%)	(6.19%)		9.53%		Mar. 10, 2009
After Taxes on Distributions | Class A	(17.59%)	(8.62%)	1.64%	4.99%
After Taxes on Distributions and Sale of Fund Shares | Class A	(9.24%)	(5.38%)	2.57%	5.02%
MSCI Emerging Markets Index (Gross) Class A Comparison (reflects no deduction for fees, expenses or taxes)	(14.60%)	(4.47%)	3.95%	5.05%	[1]	Apr. 30, 1997
MSCI Emerging Markets Index (Gross) Class C Comparison (reflects no deduction for fees, expenses or taxes)	(14.60%)	(4.47%)	3.95%	7.02%		Aug. 07, 2000
MSCI Emerging Markets Index (Gross) Class R Comparison (reflects no deduction for fees, expenses or taxes)	(14.60%)	(4.47%)	3.95%	9.28%		May 15, 2001
MSCI Emerging Markets Index (Gross) Class Y Comparison (reflects no deduction for fees, expenses or taxes)	(14.60%)	(4.47%)		9.94%		Mar. 10, 2009
[1]	Since inception return for MSCI Emerging Markets Index (Gross) shown in the table for Class A shares is since April 30, 1997, the month end prior to the inception of Class A shares.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.